FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 4	-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

The Company’s financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of June 30, 2018 and December 31, 2017:

	US Dollars
	June 30, 2018
(in thousands)	Level 1	Level 2	Level 3

Trading securities	1,319	-	-
Derivatives designated as hedging instruments	-	845	-
Total	1,319	845	-

	US Dollars
	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3

Trading securities	3,559	-	-
Derivatives designated as hedging instruments	-	(580)	-
Total	3,559	(580)	-